Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property and Equipment [Abstract]
Schedule of property and equipment
	Computer software and equipment	Furniture and fixture	Satellite Equipment	Ground station equipment	Vehicle	Leasehold Improvement	Total
January 1, 2017	$118,911	$10,006	$-	$-	$-	$-	$128,917
Addition	992	-	275,410	-	-	-	276,402
December 31, 2017	119,903	10,006	275,410	-	-	-	405,319
Addition	2,182	-	-	-	-	-	2,182
March 31, 2018	122,085	10,006	275,410	-	-	-	407,501
Addition	198,985	23,338	-	1,854,027	141,971	89,721	2,308,042
December 31, 2018	$321,070	$33,344	$275,410	$1,854,027	$141,971	$89,721	$2,715,543

Schedule of changes in accumulated depreciation for property and equipment
	Computer software and equipment	Furniture and fixture	Satellite Equipment	Ground station equipment	Vehicle	Leasehold Improvement	Total
January 1, 2017	$39,604	$4,221	$-	$-	$-	$-	$43,825
Addition	17,159	1,997	37,611	-	-	-	56,767
December 31, 2017	56,763	6,218	37,611	-	-	-	100,592
Addition	6,275	477	12,438	-	-	-	19,190
March 31, 2018	63,038	6,695	50,049	-	-	-	119,782
Addition	38,091	2,676	41,311	92,701	21,980	5,508	202,267
December 31, 2018	$101,129	$9,371	$91,360	$92,701	$21,980	$5,508	$322,049